Collateralized Transactions	6 Months Ended
Jun. 30, 2015
Collateralized Transactions
Collateralized Transactions

7. Collateralized Transactions

The Company is permitted to sell or repledge securities received as collateral and use these securities to secure repurchase agreements, enter into securities lending transactions or deliver these securities to counterparties or clearing organizations to cover short positions. At June 30, 2015 and December 31, 2014, substantially all of the securities received as collateral have been repledged. Amounts relating to collateralized transactions at June 30, 2015 and December 31, 2014 are summarized as follows:

	June 30,	December 31,
(In thousands)	2015	2014
Securities received as collateral:
Securities borrowed	$652,620	$470,553
Securities purchased under agreements to resell	31,038	31,472
	$683,658	$502,025

In the normal course of business, the Company pledges qualified securities with clearing organizations to satisfy daily margin and clearing fund requirements.

Financial instruments owned and pledged, where the counterparty has the right to repledge, at June 30, 2015 and December 31, 2014 consisted of the following:

	June 30,	December 31,
(In thousands)	2015	2014
Equities	$376,583	$219,159
Exchange traded notes	22,723	17,216
	$399,306	$236,375